ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

15.  ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Payables for purchase of property, equipment and software	1,464,086	1,280,742	185,690
Payroll and welfare payables	288,613	433,376	62,834
Consideration due to the original shareholders of BJ TenxCloud (Note 4)	214,577	229,323	33,249
Accrued service fees	62,498	66,494	9,641
Liability classified share-based payments (Note 4)	55,156	131,116	19,010
Payables for office supplies and utilities	54,056	69,288	10,046
Payables for acquisitions	47,805	47,805	6,931
Value-added tax and other taxes payable	25,092	31,706	4,597
Amounts due to the original shareholders for acquired entities*	21,560	21,560	3,126
Interest payables	3,595	35,785	5,188
Others	61,051	63,284	9,175
	2,298,089	2,410,479	349,487
*

This represented the balance of unpaid cash consideration and the payables in other current liabilities due to original shareholders related to the acquisition of SH Shuzhong and Zhongke Zijing (Note 4) in 2020 and 2021 respectively.